Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate

The reconciliations of the statutory income tax rate and the Company's effective income tax rate are as follows:

	For the Year Ended	For the Year Ended
	31-Dec-19	31-Dec-18
Hong Kong statutory income tax rate	16.5%	16.5%
Valuation allowance recognized with respect to the loss in the Hong Kong company	(16.5)%	(16.5)%
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax exemptions and reliefs	(15.0)%	(15.0)%
Valuation allowance recognized with respect to the loss in the PRC companies	(10.0)%	(10.0)%
US corporate tax rate	21.0%	21.0%
Valuation allowance recognized with respect to the loss in the US companies	(21.0)%	(21.0)%
Total	0.0%	0.0%

Schedule of deferred income tax assets

As of December 31, 2019 and 2018, the components of the Company's deferred income tax assets were set forth below:

	December 31, 2019	December 31, 2018
Deferred Tax Assets:
Net operating losses carry forwards	$6,034,026	$3,686,219
Gross deferred tax assets	526,519	389,316
Less: valuation allowance	(526,519)	(389,316)
Net deferred tax assets	$-	$-